Reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 2,157,323	$ 1,939,322	$ 1,728,332
Costs of sales	1,394,822	1,328,285	1,185,583
Administrative expenses	101,171	88,436	86,830
Interest expense	(50,124)	(57,498)	(69,853)
Depreciation and amortization expense	(238,515)	(249,792)	(271,737)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	14,452	13,047	10,326
Income tax expense, continuing operations	166,173	132,965	83,766
Other items other than significant cash	594,590	0	0
Income (loss) before taxes	594,590	414,889	308,286
Profit (loss) from continuing operations	428,417	281,924	224,520
Profit (loss) from discontinued operations	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	428,417	281,924	224,520
Assets	4,296,236	4,217,980	4,643,762
Equity-accounted investees	146,425	133,140	29,466
Increase of non-current assets	117,159	(107,268)	(203,806)
Liabilities	2,048,768	1,910,708	2,243,406
Impairment loss recognized in profit or loss	(31,889)	(40,544)	(43,743)
Reversal of impairment losses recognized in profit or loss for the period	0	2,907
Operating Segments [Member]
Revenue	4,016,573	3,594,157	3,439,251
Costs of sales	(1,394,822)	(1,328,285)	(1,185,583)
Administrative expenses	0	0	0
Interest expense	0	0	0
Depreciation and amortization expense	(238,426)	(249,681)	(271,421)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Other items other than significant cash	762,501	0	0
Income (loss) before taxes	762,501	611,037	542,750
Profit (loss) from continuing operations		611,037	542,750
Profit (loss) from discontinued operations
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	762,501	611,037	542,750
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	(17,583)	(949)	(3,942)
Reversal of impairment losses recognized in profit or loss for the period	0	2,907
Elimination of intersegment amounts [member]
Revenue	(1,859,250)	(1,654,835)	(1,710,919)
Costs of sales	0	0	0
Administrative expenses	5,686	6,211	8,346
Interest expense	83,689	91,553	127,962
Depreciation and amortization expense	0	0	0
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	27	0	0
Income tax expense, continuing operations	(1,072)	0	0
Other items other than significant cash	(802,288)	0	0
Income (loss) before taxes	(803,360)	(514,042)	(365,755)
Profit (loss) from continuing operations		(514,042)	(365,755)
Profit (loss) from discontinued operations
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(803,360)	(514,042)	(365,755)
Assets	(5,880,934)	(6,387,076)	(5,864,550)
Equity-accounted investees	(3,376,995)	(2,669,861)	(2,962,709)
Increase of non-current assets	0
Liabilities	(2,286,817)	(3,410,453)	(2,586,562)
Impairment loss recognized in profit or loss	0	0	0
Reversal of impairment losses recognized in profit or loss for the period	0	0
Unallocated amounts [member]
Revenue	0	0	0
Costs of sales	0	0	0
Administrative expenses	(106,857)	(94,647)	(95,176)
Interest expense	(133,813)	(149,051)	(197,815)
Depreciation and amortization expense	(89)	(111)	(316)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	14,425	13,047	10,326
Income tax expense, continuing operations	(165,101)	(132,965)	(83,766)
Other items other than significant cash	634,377	0	0
Income (loss) before taxes	469,276	317,894	131,291
Profit (loss) from continuing operations		184,929	47,525
Profit (loss) from discontinued operations
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	469,276	184,929	47,525
Assets	10,177,170	10,605,056	10,508,312
Equity-accounted investees	3,503,420	2,783,001	3,042,011
Increase of non-current assets	117,159	(107,268)	(203,806)
Liabilities	4,335,585	5,321,161	4,829,968
Impairment loss recognized in profit or loss	(14,316)	(39,595)	(39,801)
Reversal of impairment losses recognized in profit or loss for the period	0	0
Specialty plant nutrients [Member]
Revenue	697,251	714,940	790,222
Costs of sales	(555,356)	(478,074)	(461,028)
Administrative expenses	0	0	0
Interest expense	0	0	0
Depreciation and amortization expense	(91,201)	(89,864)	(105,545)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Other items other than significant cash	141,895	0	0
Income (loss) before taxes	141,895	145,779	191,250
Profit (loss) from continuing operations	141,895	145,779	191,250
Profit (loss) from discontinued operations	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	141,895	145,779	191,250
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	(15,025)	0	0
Reversal of impairment losses recognized in profit or loss for the period	0	133
Iodine and its derivatives [Member]
Revenue	252,123	533,061	651,742
Costs of sales	(199,808)	(191,298)	(184,551)
Administrative expenses	0	0	0
Interest expense	0	0	0
Depreciation and amortization expense	(35,711)	(35,958)	(42,249)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Other items other than significant cash	52,315	0	0
Income (loss) before taxes	52,315	39,846	78,019
Profit (loss) from continuing operations	52,315	39,846	78,019
Profit (loss) from discontinued operations	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	52,315	39,846	78,019
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	335	0	(200)
Reversal of impairment losses recognized in profit or loss for the period	0	325
Lithium and its derivatives [Member]
Revenue	644,573	887,465	362,596
Costs of sales	(189,242)	(175,616)	(109,389)
Administrative expenses	0	0	0
Interest expense	0	0	0
Depreciation and amortization expense	(34,138)	(33,010)	(25,044)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Other items other than significant cash	455,331	0	0
Income (loss) before taxes	455,331	339,011	113,632
Profit (loss) from continuing operations	455,331	339,011	113,632
Profit (loss) from discontinued operations	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	455,331	339,011	113,632
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	1,112	(251)	(317)
Reversal of impairment losses recognized in profit or loss for the period	0
Industrial chemicals [Member]
Revenue	135,578	460,471	444,719
Costs of sales	(91,753)	(67,378)	(71,252)
Administrative expenses	0	0	0
Interest expense	0	0	0
Depreciation and amortization expense	(14,867)	(12,666)	(16,312)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Other items other than significant cash	43,825	0	0
Income (loss) before taxes	43,825	36,759	26,300
Profit (loss) from continuing operations	43,825	36,759	26,300
Profit (loss) from discontinued operations	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	43,825	36,759	26,300
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	(3,546)	0	(3)
Reversal of impairment losses recognized in profit or loss for the period	0	233
Potassium [Member]
Revenue	379,326	737,146	838,545
Costs of sales	(313,690)	(359,477)	(303,645)
Administrative expenses	0	0	0
Interest expense	0	0	0
Depreciation and amortization expense	(54,779)	(67,571)	(69,513)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Other items other than significant cash	65,636	0	0
Income (loss) before taxes	65,636	43,846	126,997
Profit (loss) from continuing operations	65,636	43,846	126,997
Profit (loss) from discontinued operations	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	65,636	43,846	126,997
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	(240)	0	(3,049)
Reversal of impairment losses recognized in profit or loss for the period	0	2,216
Other products and services [Member]
Revenue	48,472	261,074	351,427
Costs of sales	(44,973)	(56,442)	(55,718)
Administrative expenses	0	0	0
Interest expense	0	0	0
Depreciation and amortization expense	(7,730)	(10,612)	(12,758)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Other items other than significant cash	3,499	0	0
Income (loss) before taxes	3,499	5,796	6,552
Profit (loss) from continuing operations	3,499	5,796	6,552
Profit (loss) from discontinued operations	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	3,499	5,796	6,552
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	(219)	(698)	(373)
Reversal of impairment losses recognized in profit or loss for the period	0	0
Reportable segments [member]
Revenue	4,016,573	3,594,157	3,439,251
Costs of sales	(1,394,822)	(1,328,285)	(1,185,583)
Administrative expenses	0	0	0
Interest expense	0	0	0
Depreciation and amortization expense	(238,426)	(249,681)	(271,421)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Other items other than significant cash	762,501	0	0
Income (loss) before taxes	762,501	611,037	542,750
Profit (loss) from continuing operations		611,037	542,750
Profit (loss) from discontinued operations
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	762,501	611,037	542,750
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	(17,583)	(949)	(3,942)
Reversal of impairment losses recognized in profit or loss for the period	0	2,907
Parent [Member]
Revenue		1,939,322	1,728,332
Assets	3,658,528	3,824,137
Liabilities	(1,470,707)	(1,578,063)
Parent [Member] | Operating Segments [Member]
Revenue		1,939,322	1,728,332
Parent [Member] | Elimination of intersegment amounts [member]
Revenue		0	0
Parent [Member] | Unallocated amounts [member]
Revenue		0	0
Parent [Member] | Specialty plant nutrients [Member]
Revenue		623,853	652,278
Parent [Member] | Iodine and its derivatives [Member]
Revenue		231,144	262,570
Parent [Member] | Lithium and its derivatives [Member]
Revenue		514,627	223,021
Parent [Member] | Industrial chemicals [Member]
Revenue		104,137	97,551
Parent [Member] | Potassium [Member]
Revenue		403,323	430,642
Parent [Member] | Other products and services [Member]
Revenue		62,238	62,270
Parent [Member] | Reportable segments [member]
Revenue		1,939,322	1,728,332
Other Operating Segment [Member]
Revenue	0	0	0
Other Operating Segment [Member] | Operating Segments [Member]
Revenue	1,859,250	1,654,835	1,710,919
Other Operating Segment [Member] | Elimination of intersegment amounts [member]
Revenue	(1,859,250)	(1,654,835)	(1,710,919)
Other Operating Segment [Member] | Unallocated amounts [member]
Revenue	0	0	0
Other Operating Segment [Member] | Specialty plant nutrients [Member]
Revenue	392,693	91,087	137,944
Other Operating Segment [Member] | Iodine and its derivatives [Member]
Revenue	287,469	301,917	389,172
Other Operating Segment [Member] | Lithium and its derivatives [Member]
Revenue	551,382	372,838	139,575
Other Operating Segment [Member] | Industrial chemicals [Member]
Revenue	157,158	356,334	347,168
Other Operating Segment [Member] | Potassium [Member]
Revenue	269,298	333,823	407,903
Other Operating Segment [Member] | Other products and services [Member]
Revenue	201,250	198,836	289,157
Other Operating Segment [Member] | Reportable segments [member]
Revenue	$ 1,859,250	$ 1,654,835	$ 1,710,919